Loan Commitments and Letters of Credit (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Commitments to extend credit: [Abstract]
Commitments to originate loans	$ 31,702	$ 7,531
Undisbursed construction loans	8,426	28,939
Undisbursed home equity lines of credit	52,131	46,819
Undisbursed commercial lines of credit	54,023	47,354
Overdraft protection lines	1,306	1,262
Standby letters of credit	133	173
Total loan commitments and letters of credit	147,721	132,078
Future fixed rate loan commitments	$ 16,400	$ 5,300
Future fixed rate loan commitments rate, stated percentage rate range, minimum	2.75%	2.88%
Future fixed rate loan commitments rate, stated percentage rate range, maximum	8.00%	5.75%